Notes Receivable (Details Narrative) (USD $)	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Oct. 13, 2010 Top Cow Productions [Member]	Jun. 30, 2013 Top Cow Productions [Member]	Dec. 31, 2012 Top Cow Productions [Member]	Dec. 31, 2011 Top Cow Productions [Member]	Dec. 20, 2011 Balsam Ventures, Inc [Member]	Dec. 31, 2012 Balsam Ventures, Inc [Member]	Dec. 31, 2011 Balsam Ventures, Inc [Member]	Jun. 02, 2010 Unsecured Notes Receivable [Member]	Oct. 31, 2012 Unsecured Notes Receivable [Member]
Secured notes receivable		$ 7,452	$ 175,000	$ 175,667	$ 174,389	$ 174,788	$ 31,482	$ 34,225	$ 31,482	$ 7,000
Interest rate			10.00%				5.00%			8.00%
Note receivable principal payment			equal monthly installments of principal over twelve months beginning in May 2011 through April 2012
Accrued interest receivable		452		42,667	35,889	21,288		2,743			1,327
Receivable payment amount				5,500	15,000
Company allocated percentage of future revenues derived from assets				80.00%
Consulting services amount	$ 8,327